Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Changes In Carrying Amount Of Goodwill) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Balance	$ 4,202,187	$ 4,216,085	$ 4,186,718
Impairment		(10,684)
Acquisitions	29,058	97	24,893
Dispositions		(456)	(3,218)
Foreign currency	(18,693)	(974)	7,784
Other	60	(1,881)	(92)
Balance	4,212,612	4,202,187	4,216,085
iHM [Member]
Goodwill [Line Items]
Balance	3,234,807	3,236,688	3,212,427
Impairment		0
Acquisitions	28,760	0	24,842
Dispositions		0	(489)
Foreign currency	0	0	0
Other	60	(1,881)	(92)
Balance	3,263,627	3,234,807	3,236,688
Americas Outdoor Advertising [Member]
Goodwill [Line Items]
Balance	571,932	571,932	571,932
Impairment		0
Acquisitions	0	0	0
Dispositions		0	0
Foreign currency	0	0	0
Other	0	0	0
Balance	571,932	571,932	571,932
International Outdoor Advertising [Member]
Goodwill [Line Items]
Balance	278,202	290,316	285,261
Impairment		(10,684)		(1,100)
Acquisitions	0	0	0
Dispositions		(456)	(2,729)
Foreign currency	(18,693)	(974)	7,784
Other	0	0	0
Balance	259,509	278,202	290,316	285,261
Other [Member]
Goodwill [Line Items]
Balance	117,246	117,149	117,098
Impairment		0
Acquisitions	298	97	51
Dispositions		0	0
Foreign currency	0	0	0
Other	0	0	0
Balance	$ 117,544	$ 117,246	$ 117,149